Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 13 – RELATED PARTY TRANSACTIONS

In the course of business, the Company obtains legal services from a firm in which an executive of Finjan and member of the Company’s board is a member. The Company incurred approximately $290,000, $245,000 and $138,000 in legal fees to the firm during the years ended December 31, 2013, 2012 and 2011, respectively. As of December 31, 2013 and 2012 the Company had balances due to this firm amounting to approximately $15,000 and $17,000, respectively.

Prior to the separation from the Former Parent, Finjan periodically received non-interest bearing advances from the Former Parent to support its operations. During the year ended December 31, 2012 the Company had net transfers to the Former Parent amounting to approximately $2,470,000. As of December 31, 2012, the Company had a net amounts due to the Former Parent aggregating approximately $33,943,000. In February 2013, the Company repaid the outstanding balance due to the Former Parent in full and there are no amounts due to the Former Parent as of December 31, 2013.